Related Party Transactions - Schedule of Loan Granted to Related Parties (Detail) - CLP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Productive Companies [member]
Loans and accounts receivable from customers
Commercial loans	$ 91,133	$ 150,796
Allowance for loan losses	(7,105)	(6,333)
Loans and receivables to customers, net	84,028	144,463
Productive Companies [member] | Commercial loans [member]
Loans and accounts receivable from customers
Commercial loans	91,133	150,796
Investment Companies [member]
Loans and accounts receivable from customers
Commercial loans	7,540	10,037
Allowance for loan losses	(945)	(885)
Loans and receivables to customers, net	6,595	9,152
Investment Companies [member] | Commercial loans [member]
Loans and accounts receivable from customers
Commercial loans	7,540	10,037
Individuals [member]
Loans and accounts receivable from customers
Commercial loans	46,561	43,830
Allowance for loan losses	(220)	(348)
Loans and receivables to customers, net	46,341	43,482
Individuals [member] | Commercial loans [member]
Loans and accounts receivable from customers
Commercial loans	6,095	6,517
Individuals [member] | Mortgages loans [member]
Loans and accounts receivable from customers
Commercial loans	33,367	30,124
Individuals [member] | Consumer loans [member]
Loans and accounts receivable from customers
Commercial loans	$ 7,099	$ 7,189